STOCK-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 € / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2008 shares	Feb. 28, 2005 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for future grants		1,500,000
Share-based compensation expense | $		$ 0	$ 0	$ 14
Granted
Weighted average grant date fair value of stock | $ / shares		$ 1.05
Subsidiary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	228,000
Subsidiary [Member] | Euro Member Countries, Euro [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of stock | € / shares	€ 0.01
2008 Employees and Directors Commitment Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance					1,500,000
2005 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance						1,500,000